GOODWILL (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Balance as of January 1, 2016	$203,693

Working capital final adjustment as calculated 90 days after closing, pursuant to the Merger Agreement in connection with the Undertone acquisition	(1,666)

Balance as of June 30, 2016 (unaudited)	$202,027